Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-Term Debt

Note G: Long-Term Debt

December 31
(add 000)	2013	2012
6.6% Senior Notes, due 2018	$298,893	$298,677
7% Debentures, due 2025	124,471	124,443
6.25% Senior Notes, due 2037	228,148	228,114
Term Loan Facility, due 2018, interest rate of 1.67% and 2.21% at December 31, 2013 and 2012, respectively	248,441	245,000
Revolving Facility, interest rate of 1.91% at December 31, 2012	--	50,000
Trade Receivable Facility, interest rate of 0.77% at December 31, 2013	130,000	--
AR Credit Facility, interest rate of 1.00% at December 31, 2012	--	100,000
Other notes	968	1,625
Total	1,030,921	1,047,859
Less current maturities	(12,403)	(5,676)
Long-term debt	$1,018,518	$1,042,183

On November 29, 2013, the Corporation entered into a $600,000,000 credit agreement with JPMorgan Chase Bank, N.A., as Administrative Agent, Wells Fargo Bank, N.A., Branch Banking and Trust Company and SunTrust Bank, as Co-Syndication Agents, and the lenders party thereto (the “Credit Agreement”). The Credit Agreement provides a $250,000,000 senior unsecured term loan (the “Term Loan Facility”) and a $350,000,000 five-year senior unsecured revolving facility (the “Revolving Facility”, and together with the Term Loan Facility, the “Senior Unsecured Credit Facilities”) and extends their maturity dates to 2018. The Senior Unsecured Credit Facilities are syndicated with the following banks:

(add 000) Lender	Revolving Credit Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
SunTrust Bank	46,667	33,333
Deutsche Bank AG New York Branch	46,667	33,333
PNC Bank, National Association	29,167	20,833
Regions Bank	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	14,582	10,418

Total	$350,000	$250,000

Borrowings under the Senior Unsecured Credit Facilities bear interest, at the Corporation’s option, at rates based upon the London Interbank Offered Rate (“LIBOR”) or a base rate, plus, for each rate, a margin determined in accordance with a ratings-based pricing grid.

The Term Loan Facility replaced a previous term loan under which $240,000,000 was outstanding prior to entering into the Senior Unsecured Credit Facilities. In connection with closing the Term Loan Facility, the Corporation borrowed an additional $10,000,000, which resulted in total borrowings of $250,000,000 under the Term Loan Facility. The Corporation is required to make quarterly principal payments equal to 1.25% of the original principal balance during 2014 and 2015 and 1.875% of the remaining principal balance during the remaining years, with the remaining outstanding principal, together with interest accrued thereon, due in full on November 29, 2018.

The Revolving Facility expires on November 29, 2018, with any outstanding principal amounts, together with interest accrued thereon, due in full on that date. Available borrowings under the Revolving Facility are reduced by any outstanding letters of credit issued by the Corporation under the Revolving Facility. At December 31, 2013 and 2012, the Corporation had $2,507,000 of outstanding letters of credit issued under the Revolving Facility. The Corporation paid an upfront loan commitment fee to the bank group that is being amortized over the life of the Revolving Facility. Unused fees are paid on undrawn revolving balances.

The Corporation’s $100,000,000 secured accounts receivable credit facility (the “AR Credit Facility”) expired by its own terms on April 20, 2013.

On April 19, 2013, the Corporation, through a wholly-owned consolidated special purpose subsidiary, established a $150,000,000 trade receivable securitization facility with SunTrust Bank and certain other lenders that may become a party to the facility from time to time (the “Trade Receivable Facility”). The Trade Receivable Facility is backed by trade receivables of $234,101,000 at December 31, 2013, which are originated by the Corporation and sold to the wholly-owned consolidated special purpose subsidiary by the Corporation. Borrowings under the Trade Receivable Facility bear interest at a rate equal to one-month LIBOR plus 0.6% and are limited to the lesser of the facility limit or of “eligible” receivables, as defined. The Corporation continues to be responsible for the servicing and administration of the receivables purchased by the wholly-owned consolidated special purpose subsidiary. The Corporation has the option to request an increase in the commitment amount by up to an additional $100,000,000, in increments of no less than $25,000,000, subject to receipt of lender commitments for the increased amount. The Trade Receivable Facility matures on April 19, 2014. At December 31, 2013, outstanding borrowings under the Trade Receivable Facility were classified as long-term on the consolidated balance sheet as the Corporation has the intent and ability to refinance amounts outstanding. The Trade Receivable Facility contains a cross-default provision to the Corporation’s other debt agreements.

The Corporation has a $10,000,000 short-term line of credit. No amounts were outstanding under this line of credit at December 31, 2013 or 2012.

The Corporation’s 6.6% Senior Notes due 2018 and 6.25% Senior Notes due 2037 (collectively, the “Senior Notes”) are senior unsecured obligations of the Corporation, ranking equal in right of payment with the Corporation’s existing and future unsubordinated indebtedness. Upon a change of control repurchase event and a resulting below-investment-grade credit rating, the Corporation would be required to make an offer to repurchase all outstanding Senior Notes at a price in cash equal to 101% of the principal amount of the Senior Notes, plus any accrued and unpaid interest to, but not including, the purchase date.

All Senior Notes and Debentures are carried net of original issue discount, which is being amortized by the effective interest method over the life of the issue. Senior Notes are redeemable prior to their respective maturity dates. The principal amount, effective interest rate and maturity date for the Corporation’s Senior Notes and Debentures are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037

The Credit Agreement requires the Corporation’s ratio of consolidated debt to consolidated earnings before interest, taxes, depreciation, depletion and amortization (EBITDA), as defined, for the trailing twelve months (the “Ratio”) to not exceed 3.50x as of the end of any fiscal quarter, provided that the Corporation may exclude from the Ratio debt incurred in connection with certain acquisitions for a period of 180 days so long as the Corporation, as a consequence of such specified acquisition, does not have its rating on long-term unsecured debt fall below BBB by Standard & Poor’s or Baa2 by Moody’s and the Ratio calculated without such exclusion does not exceed 3.75x. Additionally, if no amounts are outstanding under both the Revolving Facility and the Trade Receivable Facility, consolidated debt, including debt for which the Corporation is a co-borrower (see Note N), may be reduced by the Corporation’s unrestricted cash and cash equivalents in excess of $50,000,000, such reduction not to exceed $200,000,000, for purposes of the covenant calculation. The Corporation was in compliance with the Ratio at December 31, 2013.

The Corporation’s long-term debt maturities for the five years following December 31, 2013, and thereafter are:

(add 000)
2014	$12,403
2015	12,390
2016	18,607
2017	18,480
2018	616,153
Thereafter	352,888
Total	$1,030,921

Accumulated other comprehensive loss includes the unamortized value of terminated forward starting interest rate swap agreements. For the years ended December 31, 2013, 2012 and 2011, the Corporation recognized $1,108,000, $1,034,000 and $963,000, respectively, as additional interest expense. The ongoing amortization of the terminated value of the forward starting interest rate swap agreements will increase annual interest expense by approximately $1,200,000 until the maturity of the 6.6% Senior Notes in 2018.